Group companies (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Michelson Diagnostic Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in other entity	6.40%
Neotherix Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in other entity	24.90%
Lumina Adhesives AB
Disclosure of subsidiaries [line items]
Proportion of ownership interest in other entity	1.59%
Naviswiss AG
Disclosure of subsidiaries [line items]
Proportion of ownership interest in other entity	0.17%
Mesoblast Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in other entity	0.77%
TEAMfund, LP
Disclosure of subsidiaries [line items]
Proportion of ownership interest in other entity	6.765%
Miach Orthopaedics, Inc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in other entity	8.25%
Sinopsys Surgical, Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in other entity	1.44%
Trice Medical Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in other entity	0.50%
Serda B.V.
Disclosure of subsidiaries [line items]
Percentage of associate held	48.66%
Bioventus, Inc.
Disclosure of subsidiaries [line items]
Percentage of associate held	26.60%	27.13%	27.96%
Percentage of economic interest held in associate	7.50%
Bioventus LLC
Disclosure of subsidiaries [line items]
Percentage of associate held	26.60%
Percentage of economic interest held in associate	9.30%
IntraFuse LLC Investment
Disclosure of subsidiaries [line items]
Percentage of associate held	42.16%